Income Taxes - Schedule of Income Tax Provision (Benefit) (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 25, 2022	Sep. 26, 2021	Sep. 25, 2022	Sep. 26, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Benefit at statutory rate					$ (14,312)	$ (16,213)	$ (12,177)
State taxes, net of federal benefit					(1,139)	(1,372)	(1,049)
Foreign rate differential					8	5	4
Nondeductible expenses					420	0	0
Unrecognized tax benefits including interest and penalties					6	11	5
Unbenefited losses					14,770	17,337	11,719
Valuation allowance					380	578	16
Other					5	11	7
Total income tax provision (benefit)	$ (4)	$ 8	$ 159	$ 55	$ 138	$ 357	$ (1,475)